Operating leases	12 Months Ended
Mar. 31, 2019
Disclosure of Operating leases [Abstract]
Disclosure of leases [text block]
30.	Operating leases

The Group leases office buildings and other equipment under operating lease arrangements that are renewable on a periodic basis at the option of both the lessor and the lessee. Some of the leases include rent escalation clauses. Rental expenses under these leases were
₹
527,523,
₹
463,283 and
₹
424,829 for the years ended March 31, 2019, 2018 and 2017 respectively. The schedule of future minimum rental payments in respect of operating leases is set out below:

As at March 31, 2019

Lease obligations	Total	Less than 1 year	1-5 years	More than 5 years
Non-cancellable operating lease obligations	878,501	112,358	435,566	330,577

As at March 31, 2018

Lease obligations	Total	Less than 1 year	1-5 years	More than 5 years
Non-cancellable operating lease obligations	990,859	112,358	491,948	386,553

Operating lease income:

The company has given plant and machinery under operating lease arrangements to its customers the period of which are generally up to 5 years. The schedule of minimum lease rental incomes in respect of these operating lease arrangements are given below:

	As at March 31, 2019	As at March 31, 2018
Receivables not later than one year	19,847	17,472
Receivables later than one year and not later than five years	24,220	27,853
	44,067	45,325